Earnings Per Common Share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	72,607	40,459	18,861
2013 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	41,550	23,025	21,975
Common Shares
Class of Warrant or Right [Line Items]
Treasury Stock, Shares, Acquired	0	71,700	29,700